Intangible Assets (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets [Abstract]
Patents and copyrights	$ 14,826	$ 14,948	$ 16,612
Accumulated amortization	(12,939)	(12,778)	(13,734)
Total	$ 1,887	$ 2,170	$ 2,878